COLUMBIA MID CAP GROWTH FUND, INC.

                                  (the "Fund")

                           Class A, B, C and D Shares

               Supplement to the Prospectus dated January 1, 2004


The Annual Fund Operating Expenses and Example Expenses tables on page 7 of the prospectus are amended as follows:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
-------------------------------------------------------------------------------------------------------------

                                                            Class A      Class B     Class C     Class D
----------------------------------------------------------- ------------ ----------- ----------- ------------
Management fee (%)                                            0.89         0.89        0.89        0.89
----------------------------------------------------------- ------------ ----------- ----------- ------------
Distribution and service (12b-1) fees (%)                     0.25(7)      1.00        1.00        1.00
----------------------------------------------------------- ------------ ----------- ----------- ------------
Other expenses(10) (%)                                        0.25(8)      0.25(8)     0.25(9)     0.25(8)
----------------------------------------------------------- ------------ ----------- ----------- ------------
Total annual fund operating expenses(10)  (%)                 1.39         2.14        2.14        2.14


(7) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25%.

(8) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(9) Estimated expenses for the current fiscal year.

(10) The Fund's advisor has voluntarily agreed to waive 0.05% of transfer agency fees for each Class A, B, C and D share class, respectively. If these waivers were reflected in the table, other expenses for Class A, B, C and D shares would be 0.20% for each class, respectively, and total annual fund operating expenses for Class A, B, C and D shares would be 1.34%, 2.09%, 2.09% and 2.09%. This arrangement may be modified or terminated by the advisor at any time.

-------------------------------------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)

Class                                                        1 Year     3 Years      5 Years     10 Years

Class A                                                       $708       $990         $1,292      $2,148
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class B: did not sell your shares                             $217       $670         $1,149      $2,282
         sold your shares at end of period                    $717       $970         $1,349      $2,282
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class C: did not sell your shares                             $217       $670         $1,149      $2,472
         sold your shares at end of period                    $317       $670         $1,149      $2,472
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class D: did not sell your shares                             $217       $670         $1,149      $2,472
         sold your shares at end of period                    $317       $670         $1,149      $2,472


                                                                  June 1, 2004
181-36/073S-0504

                       COLUMBIA MID CAP GROWTH FUND, INC.

                                  (the "Fund")

                              Class T and G Shares

               Supplement to the Prospectus dated January 1, 2004


The Annual Fund Operating Expenses and Example Expenses tables on page 7 of the prospectus are amended as follows:

-------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
-------------------------------------------------------------------------------
                                                         Class T      Class G

------------------------------------------------------ ------------ -----------
Management fee (%)                                         0.89         0.89
------------------------------------------------------ ------------ -----------
Distribution and service (12b-1) fees (%)                  0.00         0.95(7)
------------------------------------------------------ ------------ -----------
Other expenses(6)(9) (%)                                   0.55(8)      0.25
------------------------------------------------------ ------------ -----------
Total annual fund operating expenses(9) (%)                1.44         2.09

(6) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(7) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95%.

(8) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will not exceed the Fund's net investment income attributable to Class T and will limit such fees to an aggregate fee of not more than 0.30%.

(9) The Fund's advisor has voluntarily greed to waive 0.05% of transfer agency fees for each Class T and G share class, respectively. If these waivers were reflected in the table, other expenses for Class T and G shares would be 0.50% and 0.20%, respectively, and total annual fund operating expenses for Class T and G shares would be 1.39% and 2.04%. This arrangement may be modified or terminated by the advisor at any time.

--------------------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)

Class                                         1 Year     3 Years      5 Years     10 Years

Class T                                        $713       $1,004       $1,317      $2,200
------------------------------------------- ---------- ------------ ----------- ------------
Class G: did not sell your shares              $212         $655       $1,124      $2,255
         sold your shares at end of period     $712       $1,055       $1,424      $2,255


                                                                  June 1, 2004
240-36/071S-0504

                       COLUMBIA MID CAP GROWTH FUND, INC.

                                  (the "Fund")

                                 Class Z Shares

               Supplement to the Prospectus dated January 1, 2004


The Annual Fund Operating Expenses and Example Expenses tables on pages 6 and 7 of the prospectus are amended as follows:

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

Management fee (%)                                                         0.89
------------------------------------------------------------------------ -------
Distribution and service (12b-1) fees (%)                                  0.00
------------------------------------------------------------------------ -------
Other expenses(3)(4) (%)                                                   0.25
------------------------------------------------------------------------ -------
Total annual fund operating expenses(4) (%)                                1.14

(3) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(4) The Fund's advisor has voluntarily agreed to waive 0.05% of the transfer agency fees. If this waiver were reflected in the table, other expenses would be 0.20% and total annual fund operating expenses would be 1.09%. This arrangement may be modified or terminated by the advisor at any time.

--------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)
--------------------------------------------------------------------------------

        1 Year          3 Years         5 Years         10 Years

         $116            $362             $628           $1,386



                                                                  June 1, 2004



240-36/032S-0504